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                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK:
         LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          SUPPLEMENT DATED MAY 1, 2004
                        TO THE PROSPECTUSES FOR PRODUCTS:
                              VUL (DB), SVUL-II

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received. Keep this supplement with your Prospectus for reference.

The following funds have been added as investment options and the following information should be added to the "Funds" section of the Prospectus:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., advised by American Century Investment Management, Inc.

         INFLATION PROTECTION FUND (CLASS I): Inflation protection.

AMERICAN FUNDS INSURANCE SERIES

         GLOBAL GROWTH FUND (CLASS 2): Long-term growth.

DELAWARE VIP TRUST

         DIVERSIFIED INCOME SERIES (STANDARD CLASS): Total return. Subadvised by Delaware International Advisers, Ltd.

         *EMERGING MARKETS SERIES (STANDARD CLASS): Capital appreciation. Advised by Delaware International Advisers


CHARGES AND FEES: This replaces information related to Table III in your product prospectus.

Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.

TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
                                  FUND ASSETS)

          TOTAL ANNUAL OPERATING EXPENSE                            MINIMUM                  MAXIMUM
---------------------------------------------------              -------------            -------------
Total Management fees, distribution and/or service
(12b-1) fees, and other expenses.                                    0.30%                   1.59%+

+ Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.79%. These waivers and reductions generally extend through April 30, 2005 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

* DEPENDING ON WHEN YOUR POLICY WAS ISSUED, YOUR POLICY MAY ALREADY OFFER THIS FUND AS AN INVESTMENT OPTION.

SUPP-04.02                                                      GW N-6 NY